Jul-12-06 11:17am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-611 P.002/002 F-999

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06037081

RECD S.E.C.
JUL 12 2006
1086

1-32926

July 12, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NUVEEN GLOBAL VALUE OPPORTUNITIES FUND, Common Share of beneficial interest $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 12, 2006. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 14 2006
THOMSON
FINANCIAL